Revenue information	6 Months Ended
Jun. 30, 2022
Revenue information
Revenue information

19.    Revenue information

Revenue consists of the following:

	For the six months ended June 30,
	2021	2022
	RMB	RMB
Base commission from transactions	623,556	117,080
Innovation initiatives and other value-added services	68,904	27,754
	692,460	144,834

As the Group generates substantially all of its revenues from customers domiciled in the PRC, no geographical segments are presented. All of the Group’s long-lived assets are located in the PRC.

Innovation initiatives and other value-added services primarily consists of sales incentive income, franchise income, financial services income, loan facilitation services, parking space transaction services, income from software as a service (“SaaS”) platform participants and revenue from other value-added services rendered to the Registered Agents and market participants.